CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses
Consulting, management and professional fees	$ 105,092	$ 138,498	$ 92,329
Employee benefits	224,790	188,877	182,630
Office and sundry	47,932	45,503	70,549
Compensation expense-share-based payment	22,309	55,176	0
Travel and promotion	163,584	76,489	63,138
Depreciation	3,327	3,853	22,082
Interest and bank expenses	3,501	818	1,158
(Gain)/loss on derivative instruments	(314,317)	6,452	0
Impairment of exploration and evaluation assets	0	0	2,300,000
Other	(207,707)	0	0
Foreign exchange loss/(gain)	12,933	(17,774)	(177,310)
Loss before other items	(61,444)	(497,892)	(2,554,576)
Interest income	157	282	113
Other Income	0	0	137,216
Loss	(61,287)	(497,610)	(2,417,247)
Comprehensive loss for the year	$ (61,287)	$ (497,610)	$ (2,417,247)
Loss per share, basic and diluted	$ 0.00	$ 0.00	$ (0.03)